Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2025 JPY (¥)	Jul. 31, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Valuation provision	8,115,468	7,967,665
Incurred impairment losses	483,149		$ 831,624
Lease capitalization	10,000
Deferred offering costs	1,429,523
Impairment loss		(46,453)
Initially derecognized	2,369,304	2,264,605
Advertising expenses	$ 52,396,511	37,309,197	$ 31,080,465
Dilutive shares (in Shares) | shares	0
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount		66,401		¥ 10,000,000
Singapore Deposit Insurance Corporation Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount		77,059			$ 100,000
Central Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	$ 518,847	227,445
Deposit Insurance Fund Management Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	534,082	137,873
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	961,946	1,095,338
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 10,204,181	$ 13,133,388
Revenue from Rights Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	69.59%	81.47%	81.27%